CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		0 Months Ended
	Nov. 30, 2005 Series A and B November 2005 to November 2007	Nov. 30, 2007 Series A, B and C November 2007 to June 2008	Jan. 18, 2007 Series A convertible redeemable preferred shares	Nov. 04, 2005 Series A convertible redeemable preferred shares	Nov. 04, 2005 Series A convertible redeemable preferred shares Call option	Nov. 04, 2005 Series A convertible redeemable preferred shares Put option	Jul. 27, 2007 Series B convertible redeemable preferred shares	Jan. 18, 2007 Series B convertible redeemable preferred shares	Nov. 20, 2007 Series C convertible redeemable preferred shares	Jun. 20, 2008 Series D convertible redeemable preferred shares	Nov. 25, 2009 Series E convertible redeemable preferred shares	Sep. 09, 2010 Series F convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued			22,500,000	60,000,000			112,875,000	165,825,000	308,770,154	209,737,212	209,849,890	100,465,709
Conversion price (in dollars per share)				$ 0.05				$ 0.03636	$ 0.08113	$ 0.14304	$ 0.19085	$ 0.49768
Consideration for shares issued				$ 3,000			$ 6,020	$ 6,030	$ 25,050	$ 30,000	$ 40,050	$ 50,000
Warrant to purchase ordinary shares, aggregate exercise price					1,500
Warrant to purchase temporary equity, aggregate exercise price					1,500	1,500
Adjusted conversion price (in dollars per share)			$ 0.03636
Minimum percentage of purchase price used in determining conversion price adjustment	200.00%	300.00%
Percentage adjustment of purchase price which is divided by the offering price for calculation of conversion	200.00%	300.00%
Beneficial conversion feature recognized for preferred Shares			$ 0	$ 0			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0